SHARE-BASED COMPENSATION -Schedule of shares granted, forfeited, issued and reserved, long term incentive plan (Details) - Long term incentive plan - shares	12 Months Ended				48 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	6,821,901	5,903,440	8,179,538	8,451,788	29,356,667
Issued (in shares)					(2,358,511)
Forfeited / Unvested (in shares)					(8,232,683)
Reserved (in shares)	18,765,473				18,765,473
Executive Members of the Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	1,824,602	1,681,570	2,363,455	1,337,888	7,207,515
Issued (in shares)					(403,353)
Forfeited / Unvested (in shares)					(2,195,941)
Reserved (in shares)	4,608,221				4,608,221
Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	4,997,299	4,221,870	5,816,083	6,301,400	21,336,652
Issued (in shares)					(1,877,545)
Forfeited / Unvested (in shares)					(5,301,855)
Reserved (in shares)	14,157,252				14,157,252
Senior managers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	0	0	812,500	812,500
Issued (in shares)					(77,613)
Forfeited / Unvested (in shares)					(734,887)
Reserved (in shares)	0				0